Consolidated Statement of Comprehensive Income - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Profit or loss [abstract]
Revenue	£ 350,950	£ 287,930	£ 217,613
Cost of sales
Direct cost of sales	(233,352)	(174,152)	(132,775)
Allocated cost of sales	(17,447)	(14,951)	(12,668)
Total cost of sales	(250,799)	(189,103)	(145,443)
Gross profit	100,151	98,827	72,170
Selling, general and administrative expenses	(78,279)	(65,857)	(46,737)
Operating profit	21,872	32,970	25,433
Finance expense	(1,940)	(6,299)	(818)
Finance income	3,109	3,429	35
Net finance income/(expense)	1,169	(2,870)	(783)
Gain on sale of subsidiary	2,215	0	0
Profit before tax	25,256	30,100	24,650
Tax on profit on ordinary activities	(3,846)	(6,093)	(5,675)
Profit for the year and profit attributable to the equity holders of the Company	21,410	24,007	18,975
Other comprehensive income [abstract]
Exchange differences on translating foreign operations	(2,240)	(5,987)	(409)
Total comprehensive income for the year attributable to the equity holders of the Company	£ 19,170	£ 18,020	£ 18,566
Earnings per share (EPS):
Basic EPS (in gbp per share)	£ 0.40	£ 0.48	£ 0.42
Diluted EPS (in gbp per share)	£ 0.38	£ 0.44	£ 0.38
Weighted average number of shares outstanding - basic (in shares)	53,423,575	50,116,979	45,100,165
Weighted average number of shares outstanding - diluted (in shares)	56,065,080	55,026,223	50,426,216